Expense Example {- Strategic Advisers Fidelity International Fund} - 02.28 Strategic Advisers Fidelity International Fund PRO-11 - Strategic Advisers Fidelity International Fund - Strategic Advisers Fidelity International Fund
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 55
3 years	185
5 years	372
10 years	$ 915